Property, Equipment and Leasehold Improvement, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Property Plant and Equipment
The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2018	December 31, 2019
	RMB	RMB
Electronic equipment	23,000	46,478
Furniture and office equipment	1,192	1,382
Vehicles	989	989
Leasehold improvement	2,379	4,466
Total property, equipment and leasehold improvement	27,560	53,315

Less: accumulated depreciation	(10,365)	(20,928)

Property, equipment and leasehold improvement , net	17,195	32,387